PIPELINE DATA INC.

4400 North Point Parkway

Alpharetta, GA 30022

Voice 1-802-867-0112 Facsimile 1-802-867-2468

August 13, 2009

By Facsimile and Edgar Correspondence

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

ATTN: Maryse Mills-Aperteng

Ryan Houseal
Division of Corporation Finance
RE:	PIPELINE DATA INC. (the “Company”)
Schedule 14C Information Statement

File No. 000-50611

Good Afternoon:

I am in receipt of your comment letter to the above referenced Schedule 14C, wherein you have requested that we clarify voting attributes of our Series B Preferred. I have provided such discussion on page 3 of the proxy and have provided a cumulatively marked draft for your convenience.

We acknowledge that:

•	The company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	The company may not assert staff comments as a defense in any proceedings initiated by the Commission or any person under the federal securities law of the United States.

I would be happy to discuss these issues with you further but trust this amendment addresses your concerns. Should you find this acceptable, the Company would like to file a definitive proxy statement immediately upon clearance.

Should you have questions or comments, please feel free to call me at 802-867-0112.

Kind regards,

/s/ Sheila G. Corvino

Sheila G. Corvino